Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of of quantitative information about right-of-use assets
The consolidated statement of financial position shows the following amounts relating to leases:

(in €‘000)	December 31, 2022	December 31, 2021
Right-of-use assets
Office buildings	11,684	9,886
Cars	646	1,134
Software	14,613	18,674
Land permits	20,366	84
Other	508	575
Total	47,817	30,353

(in €‘000)	December 31, 2022	December 31, 2021
Lease liabilities
Current
Office buildings	1,066	820
Cars	553	604
Software	4,406	4,002
Land permits	1,191	32
Other	64	62
Total	7,280	5,520
Non-current
Office buildings	11,105	9,423
Cars	108	551
Software	12,181	15,596
Land permits	20,188	—
Other	462	527
Total	44,044	26,097
The consolidated statement of profit or loss shows the following amounts relating to leases:

(in €‘000)	2022	2021	2020
Depreciation expenses right-of-use assets
Office buildings	1,114	893	682
Cars	581	653	948
Software	4,062	1,633	—
Land permits	885	141	141
Other	68	88	34
Total	6,710	3,408	1,805
Interest expenses on lease liabilities (included in finance costs)
Office buildings	281	216	241
Cars	17	25	39
Software	565	266	—
Land permits	898	2	5
Other	16	18	9
Total	1,777	527	294
During 2022 the expenses relating to variable lease payment recognized were €323 thousand (2021: €nil and 2020: €nil).
The total cash outflows for leases were as follows:

(in €‘000)	2022	2021	2020
Office buildings	1,267	1,031	764
Cars	602	675	974
Software	4,404	1,774	—
Land permits	657	94	176
Other	78	168	39
Total	7,008	3,742	1,953

Summary of future minimum rentals receivable under non-cancellable sublease
Future minimum rentals receivable under non-cancellable sublease rental agreements classified as operating leases as at each reporting date, are as follows:

(in €‘000)	December 31, 2022	December 31, 2021
Within one year	200	200
After one year but not more than five years	—	200
More than five years	—	—
Total	200	400